CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	3 Months Ended		7 Months Ended		12 Months Ended		19 Months Ended	22 Months Ended
	Jun. 30, 2012		Mar. 31, 2011		Mar. 31, 2012		Mar. 31, 2012	Jun. 30, 2012
Ordinary shares issued (in shares)			790,625
Sale of Warrant Offering warrants on February 25, 2011			$ 925,000
Sale of Underwriter Purchase Option on February 25, 2011			100
Net proceeds subject to possible redemption of 2,241,579 shares at redemption value			(13,352,975)
Repurchase of ordinary shares in accordance with the Company's Repurchase Plan	(2,307,892)				(2,307,892)
Repurchase of ordinary shares in accordance with the Company's Repurchase Plan (in shares)	400,134				400,134
Reduction in net proceeds subject to possible redemption	(6,023)	[1]			2,301,908	[1]
Net loss	(38,450)		(22,324)		(232,037)		(254,361)	(292,811)
Ending Balance	5,312,158		5,594,652		5,356,631		5,356,631	5,312,158
Issuance During Period 1st [Member]
Ordinary shares issued			25,000
Issuance During Period 2nd [Member]
Ordinary shares issued			15,631,824	[1]
Issuance During Period 3rd [Member]
Ordinary shares issued			2,388,027	[1]
Ordinary Shares [Member]
Ordinary shares issued			791
Ordinary shares issued (in shares)			790,625
Sale of Warrant Offering warrants on February 25, 2011			0
Sale of Warrant Offering warrants on February 25, 2011 (in shares)			0
Sale of Underwriter Purchase Option on February 25, 2011			0
Net proceeds subject to possible redemption of 2,241,579 shares at redemption value			(2,241)
Repurchase of ordinary shares in accordance with the Company's Repurchase Plan					(400)
Repurchase of ordinary shares in accordance with the Company's Repurchase Plan (in shares)					(400,134)
Reduction in net proceeds subject to possible redemption	0	[1]			395	[1]
Net loss	0		0		0
Ending Balance	1,707		1,712		1,707		1,707	1,707
Ending Balance (in shares)	3,552,991		3,953,125		3,552,991		3,552,991	3,552,991
Ordinary Shares [Member] | Issuance During Period 1st [Member]
Ordinary shares issued			791
Ordinary shares issued (in shares)			790,625
Ordinary Shares [Member] | Issuance During Period 2nd [Member]
Ordinary shares issued			2,750	[1]
Ordinary shares issued (in shares)			2,750,000	[1]
Ordinary Shares [Member] | Issuance During Period 3rd [Member]
Ordinary shares issued			412	[1]
Ordinary shares issued (in shares)			412,500	[1]
Additional Paid-In Capital [Member]
Ordinary shares issued			24,209
Sale of Warrant Offering warrants on February 25, 2011			925,000
Sale of Underwriter Purchase Option on February 25, 2011			100
Net proceeds subject to possible redemption of 2,241,579 shares at redemption value			(13,350,734)
Repurchase of ordinary shares in accordance with the Company's Repurchase Plan					(2,307,492)
Reduction in net proceeds subject to possible redemption	(6,023)	[1]			2,301,513	[1]
Net loss	0		0		0
Ending Balance	5,603,262		5,615,264		5,609,285		5,609,285	5,603,262
Additional Paid-In Capital [Member] | Issuance During Period 1st [Member]
Ordinary shares issued			24,209
Additional Paid-In Capital [Member] | Issuance During Period 2nd [Member]
Ordinary shares issued			15,629,074	[1]
Additional Paid-In Capital [Member] | Issuance During Period 3rd [Member]
Ordinary shares issued			2,387,615	[1]
Deficit Accumulated During the Development Stage [Member]
Ordinary shares issued			0	[1]
Sale of Warrant Offering warrants on February 25, 2011			0
Sale of Underwriter Purchase Option on February 25, 2011			0
Net proceeds subject to possible redemption of 2,241,579 shares at redemption value	0		0
Repurchase of ordinary shares in accordance with the Company's Repurchase Plan					0
Reduction in net proceeds subject to possible redemption					0	[1]
Net loss	(38,450)		(22,324)		(232,037)
Ending Balance	$ (292,811)		$ (22,324)		$ (254,361)		$ (254,361)	$ (292,811)

[1]	As a result of repurchases of ordinary shares and interest earned on the funds held in trust but not released for working capital purposes through June 30, 2012, in connection with the Company's Repurchase Plan, aggregate ordinary shares subject to possible redemption are 1,846,327.